Net finance costs (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Information About Finance Income and Costs

All figures in £ millions	Notes	2021	2020	2019
Interest payable on financial liabilities at amortised cost and associated derivatives		(41)	(38)	(22)
Interest on lease liabilities		(27)	(41)	(45)
Net foreign exchange losses		—	(6)	(5)
Derivatives not in a hedge relationship		—	(22)	(12)

Finance costs		(68)	(107)	(84)

Interest receivable on financial assets at amortised cost		5	9	15
Interest on lease receivables		6	9	11
Net finance income in respect of retirement benefits	25	4	6	13
Fair value remeasurement of disposal proceeds		6	26	—
Net foreign exchange gains		1	—	—
Derivatives not in a hedge relationship		20	—	2

Finance income		42	50	41

Net finance costs		(26)	(57)	(43)